Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands		1 Months Ended
		Jul. 31, 2020 CNY (¥)	Jul. 31, 2020 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Apr. 30, 2022 CNY (¥)	Apr. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Other accrued liabilities recorded as current	[1]							¥ 71,934	$ 11,288	¥ 43,989
Other accrued liabilities recorded as noncurrent	[2]							45,232	7,097	33,558
Purchase consideration payable, Current	[3]							148,038	23,230
Purchase consideration payable, Non current	[3]							1,180,470	185,242
Camelot Group [Member]
Purchase consideration payable, Current						¥ 148,038	$ 23,230
Purchase consideration payable, Non current				¥ 1,180,470	$ 185,242
Camelot Group [Member] | Common Stock [Member]
Business acquisition, Equity interest issued or issuable, Value assigned								921,496	144,603
Other Current Liabilities [member]
Other accrued liabilities recorded as current								9,836	1,543	10,083
Other Noncurrent Liabilities [member]
Other accrued liabilities recorded as noncurrent								¥ 22,989	$ 3,607	¥ 33,558
ADS Reimbursement [member]
Reimbursement received from the depository for the establishment and maintenance of the ADS program		¥ 47,597	$ 7,469

[1]	In July 2020, the Company received a reimbursement of US$7,469 (equivalent to RMB47,597) from the depository for the establishment and maintenance of the ADS program (“ADS Reimbursement”). As of December 31, 2020 and 2021, RMB10,083 and RMB9,836 (US$1,508) were included in the current portion, and RMB33,558 and RMB22,989 (US$3,523) were included in the non-current portion of accrued expenses and other liabilities, respectively. The ADS Reimbursement will be released to the consolidated statements of comprehensive loss in equal amounts over the ADS program term.
[2]	In July 2020, the Company received a reimbursement of US$7,469 (equivalent to RMB47,597) from the depository for the establishment and maintenance of the ADS program (“ADS Reimbursement”). As of December 31, 2020 and 2021, RMB10,083 and RMB9,836 (US$1,543) were included in the current portion, and RMB33,558 and RMB22,989 (US$3,607) were included in the non-current portion of accrued expenses and other liabilities, respectively. The ADS Reimbursement will be released to the consolidated statements of comprehensive loss in equal amounts over the ADS program term.
[3]	The amount represents purchase consideration to acquire Camelot Group. RMB148,038 (US$23,230) will be settled by April 30, 2022 and RMB1,180,470 (US$185,242) will be settled by June 30, 2023, among which RMB921,496 (US$144,603) will be settled by the Company’s ordinary shares.